Term Loans	12 Months Ended
Feb. 28, 2026
Term Loans [Abstract]
TERM LOANS

15. TERM LOANS

					As of February 28
Figures in Rand thousands	Notes	Currency	Interest rate	Maturity of total loan	2026	2025

Non-current liabilities
Interest-bearing loan	15(b)	ZAR	Prime rate less 1.75%	February 2036	360,229	-
Interest-bearing loan	15(c)	EUR	6-month Euribor rate plus 0.75%	June 2030, September 2031	38,702	31,640
					398,931	31,640

Current liabilities
Mortgaged bonds	15(a)	ZAR	Prime rate less 1.15%	December 2025	-	41,182
Interest-bearing loan	15(b)	ZAR	Prime rate less 1.75%	February 2036	40,000	237,190
Interest-bearing loan	15(c)	EUR	6-month Euribor rate plus 0.75%	June 2030, September 2031	8,754	4,941
Interest-bearing loan	15(d)	EUR	3.5%	April 2026	967	-
					49,721	283,313
Total term loans	33				448,652	314,953

(a)	A mortgage bond of ZAR 65 million is registered in favor of First Rand Bank Limited over the remaining extent of Erf 160, Rosebank and Portion 6 of Erf 161, Rosebank, registered in the name of Purple Rain Properties No 444 Proprietary Limited (“Purple Rain”). Cartrack Proprietary Limited has signed a limited suretyship of ZAR 60 million for the mortgage bond. Interest levied by First Rand Bank Limited is at a rate of prime less 1.15% and repayable in equal monthly installments over a period of 60 months. The final repayment date was December 01, 2025.

(b)	In June 2024, The Standard Bank of South Africa Limited (“SBSA”) extended a loan of ZAR 250.0 million to Purple Rain Properties No.444 Proprietary Limited (the owner of the South Africa Central Office) for funding the construction of the building (“the Facilities Agreement”). Interest at a rate of prime less 1.5% was levied by the bank and the loan matured on December 21, 2025. In February 2026, the parties concluded an addendum to the Facilities Agreement, subject to the registration of a mortgage bond of ZAR 440 million in favor of SBSA. Cartrack Proprietary Limited provided a limited guarantee as security for this loan, pending the registration of the mortgage bond. Interest levied by the bank is at a rate of prime less 1.75% and will mature on February 13, 2036. The financial conditions under the loan agreement include a Loan to Value Ratio varying from 68% from the period commencing on February 26, 2025 (the First Utilisation Date) until the first anniversary of the First Utilisation Date and 62% during the next calendar period of 12 months. The Interest Coverage Ratio shall not be less than 1.45 times for the period from the First Utilisation Date until the first anniversary of the First Utilisation Date and 1.77 times in the following period of 12 months. As at the date of this report, the financial conditions have been met.

(c)

In September 2024 and June 2025, Cartrack Portugal, S.A., secured a EUR 2.0 million and EUR 1.0 million loan, respectively, from Banco Comercial Português, S.A. The loan bears an interest rate of 6-month Euribor rate plus 0.75%, with repayments scheduled over a seven-year and five-year period. There were no covenant relating to this loan.

(d)	In January 2026, Cartrack Espana. S.L.U., secured a EUR 0.08 million loan, from Abanca- Préstamo. The loan bears an interest rate of 3.5% per year and will mature on April 22, 2026.

Reconciliation of movement of liabilities to cash flows arising from financing activities

	As of February 28
Figures in Rand thousands	Loan from a related party	Other loans and borrowings	Lease liabilities	Total

Balance at March 1, 2025	138	314,953	204,696	519,787
Changes from financing cash flows	(53)	136,158	(117,591)	18,514
Proceeds from borrowings	85	211,934	-	212,019
Repayment of a related party loan	(138)	-	-	(138)
Repayment of term loans	-	(75,776)	-	(75,776)
Payments of lease liabilities	-	-	(117,591)	(117,591)
The effect of changes in foreign exchange rates	-	(1,000)	(6,259)	(7,259)

Other changes	-	(1,460)	207,019	205,559
Interest paid	-	(26,313)	(23,734)	(50,047)
New leases	-	-	208,541	208,541
Interest expense	-	24,854	23,734	48,588
Disposal	-	-	(1,522)	(1,522)
Balance at February 28, 2026	85	448,652	287,865	736,602

Balance at March 1, 2024	924	48,179	194,340	243,443
Changes from financing cash flows	(686)	266,184	(77,633)	187,865
Proceeds from borrowings	52	289,518	-	289,570
Repayment of a related party loan	(738)	-	-	(738)
Repayment of term loans	-	(23,334)	-	(23,334)
Payments of lease liabilities	-	-	(77,633)	(77,633)
The effect of changes in foreign exchange rates	(100)	(968)	(4,338)	(5,406)

Other changes	-	1,558	92,327	93,885
Interest paid	-	(18,685)	(16,346)	(35,031)
New leases	-	-	96,606	96,606
Interest expense	-	20,473	16,346	36,819
Disposal	-	-	(4,279)	(4,279)
Others	-	(230)	-	(230)
Balance at February 28, 2025	138	314,953	204,696	519,787